Document And Entity Information	Jun. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2023
Entity Registrant Name	Nobility Homes, Inc
Entity Central Index Key	0000072205
Entity Emerging Growth Company	false
Securities Act File Number	000-06506
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-1166102
Entity Address, Address Line One	3741 S.W. 7th Street
Entity Address, City or Town	Ocala
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34474
City Area Code	352
Local Phone Number	732-5157
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE